Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
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Earnings per share

Detail of earnings per share

	For the year ended December 31,
	2022	2023	2024

Net income (loss) attributable to shareholders of Cellectis (€ in thousands)	(106,139)	(101,059)	(36,761)
Net income (loss) attributable to shareholders of Cellectis from discontinued operations (€ in thousands)	(7,451)	15,776	-
Weighted average number of outstanding shares, used to calculate basic net result per share	45,547,359	57,012,815	90,566,346
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic and diluted net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	(2.33)	(1.77)	(0.41)
Basic and diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	(0.16)	0.28	-

Summary of diluted net loss per share as their effect would be anti-dilutive

As of December 31, 2024, the potential shares that could potentially dilute basic earnings per share in the future but were not included in the calculation of the diluted net loss per share as their effect would be anti-dilutive consist of:

As of December 31,
2024
Number of potential shares which could be issued upon:
- exercise of outstanding stock options granted to employees and directors	13,194,320
- vesting of free shares granted to employees and directors	509,260
- exercise of outstanding warrants ("BSA") granted to employees and directors	359,208
- exercise of outstanding warrants ("BSA") granted to BEI (see note 14.1)	4,850,667
Total number of potential shares which could be issued	18,913,454